VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.3%
Canada : 6.2%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 $ 40 $ 38,637
3.80%, 01/25/50 25 19,129
Bank of Montreal
7.70% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 05/26/84 50 51,590
Bank of Nova Scotia
4.50%, 12/16/25 50 49,590
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 50 46,203
Canadian Natural Resources
Ltd.
3.85%, 06/01/27 25 24,356
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 23,386
CI Financial Corp.
3.20%, 12/17/30 25 20,170
Enbridge, Inc.
2.50%, 08/01/33 25 20,398
3.12%, 11/15/29 75 69,128
4.25%, 12/01/26 25 24,675
8.50% (US Treasury
Yield Curve Rate T 5
Year+4.43%), 01/15/84 50 54,808
Fortis, Inc.
3.06%, 10/04/26 25 23,999
Royal Bank of Canada
7.50% (US Treasury
Yield Curve Rate T 5
Year+2.89%), 05/02/84 25 26,026
Toronto-Dominion Bank
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.08%), 10/31/82 50 52,255
544,350
France : 7.2%
BNP Paribas SA 144A
2.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 08/12/35 75 63,689
4.38%, 09/28/25 25 24,716
4.38%, 05/12/26 25 24,590
Credit Agricole SA 144A
6.25% (SOFR+2.67%),
01/10/35 50 51,894
Danone SA 144A
2.95%, 11/02/26 50 48,038
Societe Generale SA 144A
1.49% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/14/26 50 47,348
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 50 46,729
Par
(000’s) Value
France (continued)
3.00%, 01/22/30 $ 100 $ 89,134
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 42,720
3.62%, 03/01/41 75 52,581
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43 25 17,986
4.75%, 11/24/25 50 49,332
4.75%, 09/14/28 50 49,464
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35 25 25,448
633,669
Germany : 0.3%
Deutsche Bank AG
4.88% (USD ICE Swap Rate
5 Year+2.55%), 12/01/32 25 23,967
Underline
Italy : 2.3%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 25 26,498
7.00%, 11/21/25 50 51,039
7.20%, 11/28/33 50 55,103
7.80%, 11/28/53 25 28,418
UniCredit SpA 144A
3.13% (US Treasury
Yield Curve Rate T 1
Year+1.55%), 06/03/32 50 43,445
204,503
Mexico : 0.7%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 50 36,867
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 23,686
60,553
Netherlands : 2.1%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 89,150
Deutsche Telekom
International Finance BV
144A
4.38%, 06/21/28 50 49,286
Enel Finance International
NV 144A
6.80%, 10/14/25 25 25,533
Prosus NV 144A
3.26%, 01/19/27 25 23,602
187,571
Norway : 0.3%
Var Energi ASA 144A
8.00%, 11/15/32 25 28,577
Underline
United Kingdom : 1.0%
Ferguson Finance Plc 144A
4.50%, 10/24/28 25 24,672

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United Kingdom (continued)
HSBC Holdings Plc
6.50%, 09/15/37 $ 25 $ 26,449
Lloyds Banking Group Plc
3.37% (US Treasury
Yield Curve Rate T 5
Year+1.50%), 12/14/46 50 35,793
86,914
United States : 78.2%
Altria Group, Inc.
3.40% (Term SOFR USD 3
Month+1.85%), 05/06/30 25 23,141
3.40%, 02/04/41 25 18,629
3.88%, 09/16/46 75 56,249
4.25%, 08/09/42 50 41,282
4.80%, 02/14/29 75 74,934
5.80%, 02/14/39 50 51,474
5.95%, 02/14/49 25 25,297
Ares Capital Corp.
2.15%, 07/15/26 25 23,406
3.88% (Term SOFR USD 3
Month+1.85%), 01/15/26 50 48,742
AT&T, Inc.
3.65% (Term SOFR USD 3
Month+1.85%), 09/15/59 100 69,166
3.85%, 06/01/60 75 54,092
Athene Holding Ltd.
6.25%, 04/01/54 25 25,525
Becton Dickinson & Co.
3.70%, 06/06/27 50 48,706
Berry Global, Inc.
1.57%, 01/15/26 50 47,534
Berry Global, Inc. 144A
4.88%, 07/15/26 25 24,697
Blue Owl Capital Corp.
3.40%, 07/15/26 50 47,827
Boston Scientific Corp.
2.65%, 06/01/30 25 22,481
Brighthouse Financial, Inc.
4.70%, 06/22/47 † 25 19,734
Broadcom, Inc.
3.15%, 11/15/25 50 48,861
4.15%, 11/15/30 50 48,186
Broadcom, Inc. 144A
1.95%, 02/15/28 50 45,542
3.42%, 04/15/33 50 44,170
Campbell Soup Co.
5.40%, 03/21/34 50 50,904
Capital One Financial Corp.
6.05% (SOFR+2.26%),
02/01/35 25 25,704
6.38% (SOFR+2.86%),
06/08/34 75 78,700
CDW LLC / CDW Finance
Corp.
3.57%, 12/01/31 50 44,533
Centene Corp.
2.62%, 08/01/31 75 62,617
3.38%, 02/15/30 75 67,654
Par
(000’s) Value
United States (continued)
4.62%, 12/15/29 $ 75 $ 72,242
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 21,877
2.30%, 02/01/32 50 39,536
2.80%, 04/01/31 25 20,988
5.05%, 03/30/29 75 73,615
5.12%, 07/01/49 20 15,802
5.38%, 04/01/38 50 45,174
5.38%, 05/01/47 75 62,127
6.48%, 10/23/45 150 142,013
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 50 47,323
5.12%, 06/30/27 25 25,130
Cigna Group
3.40%, 03/15/50 75 52,559
Citigroup, Inc.
5.83% (SOFR+2.06%),
02/13/35 75 76,050
Conagra Brands, Inc.
4.85%, 11/01/28 50 49,990
5.30%, 11/01/38 50 48,731
Constellation Brands, Inc.
2.25%, 08/01/31 50 42,067
Deutsche Bank AG
2.13% (SOFR+1.87%),
11/24/26 50 47,907
3.74% (SOFR+2.26%),
01/07/33 75 63,217
Equinix, Inc.
2.15%, 07/15/30 25 21,532
3.20%, 11/18/29 25 23,111
3.90%, 04/15/32 25 23,319
Everest Reinsurance
Holdings, Inc.
3.12%, 10/15/52 50 31,726
Fiserv, Inc.
3.20%, 07/01/26 50 48,539
4.20%, 10/01/28 50 48,996
5.45%, 03/02/28 † 75 76,786
5.60%, 03/02/33 50 51,775
5.62%, 08/21/33 25 25,899
Gartner, Inc. 144A
3.75%, 10/01/30 25 22,876
General Mills, Inc.
2.88%, 04/15/30 50 45,254
4.95%, 03/29/33 25 24,934
GLP Capital LP / GLP
Financing II, Inc.
5.30%, 01/15/29 25 24,975
HCA, Inc.
4.12%, 06/15/29 50 48,253
5.12%, 06/15/39 50 47,701
5.25%, 06/15/26 25 25,064
5.25%, 06/15/49 75 68,455

Par
(000’s) Value
United States (continued)
5.50%, 06/15/47 $ 25 $ 23,882
International Flavors &
Fragrances, Inc.
5.00%, 09/26/48 50 44,238
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 75 68,080
IQVIA, Inc.
6.25%, 02/01/29 25 26,138
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,108
J M Smucker Co.
6.20%, 11/15/33 † 25 26,989
Kellanova
3.25%, 04/01/26 25 24,338
Keurig Dr Pepper, Inc.
5.10%, 03/15/27 50 50,546
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 25 24,224
4.05%, 04/15/32 50 47,511
KeyBank NA/Cleveland OH
5.00%, 01/26/33 25 23,682
Kraft Heinz Foods Co.
3.00%, 06/01/26 50 48,475
5.00%, 06/04/42 50 46,496
5.20%, 07/15/45 50 47,140
6.88%, 01/26/39 25 28,525
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 75 87,103
Lowe's Cos, Inc.
2.50%, 04/15/26 25 24,097
4.45%, 04/01/62 25 20,029
5.80%, 09/15/62 50 49,862
LPL Holdings, Inc. 144A
4.00%, 03/15/29 25 23,569
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,086
McDonald's Corp.
2.12%, 03/01/30 150 131,473
3.50%, 07/01/27 50 48,539
3.62%, 09/01/49 50 37,244
MetLife, Inc. 144A
9.25%, 04/08/38 25 29,328
Mondelez International, Inc.
2.62%, 09/04/50 50 31,013
3.00%, 03/17/32 25 22,100
NextEra Energy Capital
Holdings, Inc.
2.25%, 06/01/30 25 21,793
Oracle Corp.
3.60%, 04/01/40 75 59,391
3.80%, 11/15/37 50 42,417
3.85%, 07/15/36 50 43,311
3.85%, 04/01/60 75 53,328
3.95%, 03/25/51 50 38,008
4.00%, 07/15/46 50 39,404
4.10%, 03/25/61 50 37,212
4.38%, 05/15/55 50 40,306
Par
(000’s) Value
United States (continued)
5.38%, 07/15/40 $ 50 $ 48,820
6.12%, 07/08/39 25 26,530
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,185
Pacific Gas and Electric Co.
2.10%, 08/01/27 75 68,827
2.50%, 02/01/31 50 42,384
3.25%, 06/01/31 50 44,021
3.50%, 08/01/50 50 33,800
3.75%, 07/01/28 50 47,718
4.50%, 07/01/40 50 42,572
4.95%, 07/01/50 75 63,993
6.10%, 01/15/29 25 26,004
6.75%, 01/15/53 25 26,840
6.95%, 03/15/34 25 27,594
Republic Services, Inc.
1.75%, 02/15/32 25 20,253
3.95%, 05/15/28 50 48,942
Reynolds American, Inc.
5.85%, 08/15/45 100 96,057
Sherwin-Williams Co.
3.45%, 06/01/27 50 48,315
Southern Co.
3.70%, 04/30/30 25 23,585
Sprint Capital Corp.
6.88%, 11/15/28 75 80,470
Sprint LLC
7.62%, 03/01/26 75 77,097
Time Warner Cable LLC
4.50%, 09/15/42 50 37,794
5.50%, 09/01/41 75 64,391
7.30%, 07/01/38 100 104,327
T-Mobile USA, Inc.
2.05%, 02/15/28 50 45,631
2.55%, 02/15/31 50 43,461
3.38%, 04/15/29 75 70,359
3.75%, 04/15/27 100 97,485
3.88%, 04/15/30 60 57,238
4.38%, 04/15/40 50 44,368
4.85%, 01/15/29 50 50,262
Tyson Foods, Inc.
4.00%, 03/01/26 25 24,632
4.55%, 06/02/47 75 62,425
5.10%, 09/28/48 25 22,465
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 25 25,386
Verizon Communications,
Inc.
0.85%, 11/20/25 † 25 23,809
2.10%, 03/22/28 50 45,840
2.35%, 03/15/32 100 83,686
2.55%, 03/21/31 50 43,330
3.00%, 03/22/27 † 50 48,034
3.00%, 11/20/60 75 46,465
3.88%, 02/08/29 25 24,210
4.33%, 09/21/28 50 49,553
4.50%, 08/10/33 † 50 48,059

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
VICI Properties LP
5.12%, 05/15/32 $ 25 $ 24,403
5.62%, 05/15/52 25 23,016
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 48,107
4.25%, 12/01/26 50 48,835
4.62%, 12/01/29 † 50 48,192
VMware LLC
1.40%, 08/15/26 25 23,321
3.90%, 08/21/27 50 48,631
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,207
4.70%, 09/15/28 25 24,873
6,699,117
Total Corporate Bonds
(Cost: $8,525,105) 8,469,221
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.6%
Money Market Fund: 1.6%
(Cost: $141,015)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 141,015 141,015
Total Investments: 99.9%
(Cost: $8,666,120) 8,610,236
Other assets less liabilities: 0.1% 4,498
NET ASSETS: 100.0% $ 8,614,734
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $260,520.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,649,154, or 19.1% of net assets.